COMMITMENTS AND CONTINGENCIES - Narrative (Details) ¥ in Millions	Dec. 31, 2019 CNY (¥)
COMMITMENTS AND CONTINGENCIES.
Purchase commitments expected to be incurred within one year related to leasehold improvements and installation of equipment for hotel operations	¥ 221
Accured contingencies	¥ 23